Schedule of cash and cash equivalents (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash at banks	$ 22,318,777	$ 73,374,606
Cash at brokers	24,889,186	17,742,923
Cash at digital currency exchanges	641,104	116,561
Cash and cash equivalents	$ 47,849,067	$ 91,234,090	$ 119,541,083	$ 15,931,525